Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	668,933	[1]
Proposed Maximum Offering Price per Unit	7.215	[2]
Maximum Aggregate Offering Price	$ 4,826,351.6	[2]
Fee Rate	0.01476%
Amount of Registration Fee	$ 712.37
Offering Note
(1)	The securities are being registered solely in connection with the resale of Common Shares by the selling securityholders named in this registration statement (the “Selling Securityholders”).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s shares of Common Shares on July 30, 2024, a date within five business days prior to the date of filing of the Registration Statement, as reported on the NYSE American, which was $7.215 per share.

[1]	The securities are being registered solely in connection with the resale of Common Shares by the selling securityholders named in this registration statement (the “Selling Securityholders”).
[2]	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s shares of Common Shares on July 30, 2024, a date within five business days prior to the date of filing of the Registration Statement, as reported on the NYSE American, which was $7.215 per share.